Income taxes (Details 3) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	CAD 1,434,399
Canadian development expenses
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	210,758
Canadian exploration expenses
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	65,994
Canadian oil and gas property expenses
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	14,631
Non-capital losses
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	690,538
Undepreciated capital cost
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	251,203
Capital losses
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	157,869	CAD (158,000)
Scientific research and experimental development expenditures
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	32,506
Other
Income tax [Line Items]
Unused tax losses for which no deferred tax asset recognised	CAD 10,900